Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related parties
Schedule of balances due from/to related parties

All companies are considered affiliates, since the Company’s primary shareholders or directors are also direct or indirect shareholders or directors of the related parties:

		Country
	Type of transaction	of origin	2023		2022		Terms
Due from:
Frontier Airlines Inc. (“Frontier”)	Code-share	USA	US$	—	US$	2,155	30 days

Due to:
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)	Airport Services	Mexico	US$	12,881	US$	13,579	30 days
Frontier Airlines Inc. (“Frontier”)	Code-share	USA		1,918		2	30 days
Chevez, Ruiz, Zamarripa y Cía., S.C.	Professional fees	Mexico		620		815	30 days
A&P International Services, S.A.P.I de C.V. (“AISG”)	Aircraft maintenance	Mexico		313		191	30 days
Mijares, Angoitia, Cortés y Fuentes, S.C.	Professional fees	Mexico		105		22	30 days
MRO Commercial, S.A. (“MRO”)	Aircraft maintenance and technical support	El Salvador		8		1	30 days
			US$	15,845	US$	14,610

Schedule of transactions with related parties

Related party transactions	Country of origin	2023		2022		2021
Revenues:
Transactions with affiliates
Frontier Airlines Inc (“Frontier”)
Code-share	USA	US$	—	US$	5	US$	3,547
Expenses:
Transactions with affiliates
MRO Commercial, S.A.
Aircraft maintenance(1)	El Salvador	US$	15,674	US$	11,097	US$	—
Technical support	El Salvador		17		—		—
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)
Airport services	Mexico		12,263		9,792		6,607
A&P International Services, S.A.P.I de C.V. (“AISG”)
Aircraft maintenance	Mexico		2,895		914		—
Chevez, Ruiz, Zamarripa y Cía, S.C.
Professional fees	Mexico		1,175		923		238
Mijares, Angoitia, Cortés y Fuentes, S.C.
Professional fees	Mexico		225		196		214
Servprot, S.A. de C.V.
Security services	Mexico		115		207		175
Aeromantenimiento, S.A.
Aircraft maintenance	El Salvador		—		3,690		7,964
Technical support	El Salvador		—		170		143